Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000050687 [Member] | iShares Large Cap Core Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[1]
C000050687 [Member] | iShares 10 20 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[1]
C000050687 [Member] | iShares MSCI U S A Quality Factor ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[1]
C000050687 [Member] | BlackRock Total Return Fund Class K [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[1]
C000050687 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[1]
C000050687 [Member] | iShares S And P 500 Growth ETF [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[1]
C000050687 [Member] | iShares U S Equity Factor Rotation Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[1]
C000050687 [Member] | iShares S And P 500 Value ETF [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[1]
C000050687 [Member] | iShares Core S And P 500 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[1]
C000050687 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[1]
C000050687 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Total Investments	82.40%
C000050687 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000050687 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000166010 [Member] | iShares Large Cap Core Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[2]
C000166010 [Member] | iShares 10 20 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[2]
C000166010 [Member] | iShares MSCI U S A Quality Factor ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[2]
C000166010 [Member] | BlackRock Total Return Fund Class K [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[2]
C000166010 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[2]
C000166010 [Member] | iShares S And P 500 Growth ETF [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[2]
C000166010 [Member] | iShares U S Equity Factor Rotation Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[2]
C000166010 [Member] | iShares S And P 500 Value ETF [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[2]
C000166010 [Member] | iShares Core S And P 500 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[2]
C000166010 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[2]
C000166010 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Total Investments	82.40%
C000166010 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000166010 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000050686 [Member] | iShares Large Cap Core Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[3]
C000050686 [Member] | iShares 10 20 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[3]
C000050686 [Member] | iShares MSCI U S A Quality Factor ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[3]
C000050686 [Member] | BlackRock Total Return Fund Class K [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[3]
C000050686 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[3]
C000050686 [Member] | iShares S And P 500 Growth ETF [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[3]
C000050686 [Member] | iShares U S Equity Factor Rotation Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[3]
C000050686 [Member] | iShares S And P 500 Value ETF [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[3]
C000050686 [Member] | iShares Core S And P 500 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[3]
C000050686 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[3]
C000050686 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Total Investments	82.40%
C000050686 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000050686 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000050685 [Member] | iShares Large Cap Core Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[4]
C000050685 [Member] | iShares 10 20 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[4]
C000050685 [Member] | iShares MSCI U S A Quality Factor ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[4]
C000050685 [Member] | BlackRock Total Return Fund Class K [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[4]
C000050685 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[4]
C000050685 [Member] | iShares S And P 500 Growth ETF [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[4]
C000050685 [Member] | iShares U S Equity Factor Rotation Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[4]
C000050685 [Member] | iShares S And P 500 Value ETF [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[4]
C000050685 [Member] | iShares Core S And P 500 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[4]
C000050685 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[4]
C000050685 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Total Investments	82.40%
C000050685 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000050685 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000050684 [Member] | iShares Large Cap Core Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[5]
C000050684 [Member] | iShares 10 20 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[5]
C000050684 [Member] | iShares MSCI U S A Quality Factor ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[5]
C000050684 [Member] | BlackRock Total Return Fund Class K [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[5]
C000050684 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[5]
C000050684 [Member] | iShares S And P 500 Growth ETF [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[5]
C000050684 [Member] | iShares U S Equity Factor Rotation Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[5]
C000050684 [Member] | iShares S And P 500 Value ETF [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[5]
C000050684 [Member] | iShares Core S And P 500 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[5]
C000050684 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[5]
C000050684 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Total Investments	82.40%
C000050684 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000050684 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000050742 [Member] | iShares 10 20 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[6]
C000050742 [Member] | BlackRock Total Return Fund Class K [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[6]
C000050742 [Member] | iShares S And P 500 Growth ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[6]
C000050742 [Member] | iShares S And P 500 Value ETF [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[6]
C000050742 [Member] | iShares Core S And P 500 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[6]
C000050742 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[6]
C000050742 [Member] | BlackRock Strategic Income Opportunities Portfolio Class K [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[6]
C000050742 [Member] | iShares U S Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[6]
C000050742 [Member] | iShares Securitized Income Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[6]
C000050742 [Member] | iShares Flexible Income Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[6]
C000050742 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Total Investments	42.50%
C000050742 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000050742 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	55.60%
C000050743 [Member] | iShares 10 20 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[7]
C000050743 [Member] | BlackRock Total Return Fund Class K [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[7]
C000050743 [Member] | iShares S And P 500 Growth ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[7]
C000050743 [Member] | iShares S And P 500 Value ETF [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[7]
C000050743 [Member] | iShares Core S And P 500 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[7]
C000050743 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[7]
C000050743 [Member] | BlackRock Strategic Income Opportunities Portfolio Class K [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[7]
C000050743 [Member] | iShares U S Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[7]
C000050743 [Member] | iShares Securitized Income Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[7]
C000050743 [Member] | iShares Flexible Income Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[7]
C000050743 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Total Investments	42.50%
C000050743 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000050743 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	55.60%
C000050744 [Member] | iShares 10 20 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[8]
C000050744 [Member] | BlackRock Total Return Fund Class K [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[8]
C000050744 [Member] | iShares S And P 500 Growth ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[8]
C000050744 [Member] | iShares S And P 500 Value ETF [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[8]
C000050744 [Member] | iShares Core S And P 500 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[8]
C000050744 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[8]
C000050744 [Member] | BlackRock Strategic Income Opportunities Portfolio Class K [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[8]
C000050744 [Member] | iShares U S Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[8]
C000050744 [Member] | iShares Securitized Income Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[8]
C000050744 [Member] | iShares Flexible Income Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[8]
C000050744 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Total Investments	42.50%
C000050744 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000050744 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	55.60%
C000166011 [Member] | iShares 10 20 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[9]
C000166011 [Member] | BlackRock Total Return Fund Class K [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[9]
C000166011 [Member] | iShares S And P 500 Growth ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[9]
C000166011 [Member] | iShares S And P 500 Value ETF [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[9]
C000166011 [Member] | iShares Core S And P 500 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[9]
C000166011 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[9]
C000166011 [Member] | BlackRock Strategic Income Opportunities Portfolio Class K [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[9]
C000166011 [Member] | iShares U S Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[9]
C000166011 [Member] | iShares Securitized Income Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[9]
C000166011 [Member] | iShares Flexible Income Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[9]
C000166011 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Total Investments	42.50%
C000166011 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000166011 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	55.60%
C000050745 [Member] | iShares 10 20 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[10]
C000050745 [Member] | BlackRock Total Return Fund Class K [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[10]
C000050745 [Member] | iShares S And P 500 Growth ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[10]
C000050745 [Member] | iShares S And P 500 Value ETF [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[10]
C000050745 [Member] | iShares Core S And P 500 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[10]
C000050745 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[10]
C000050745 [Member] | BlackRock Strategic Income Opportunities Portfolio Class K [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[10]
C000050745 [Member] | iShares U S Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[10]
C000050745 [Member] | iShares Securitized Income Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[10]
C000050745 [Member] | iShares Flexible Income Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[10]
C000050745 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Total Investments	42.50%
C000050745 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000050745 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	55.60%
C000050788 [Member] | iShares 10 20 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[11]
C000050788 [Member] | BlackRock Total Return Fund Class K [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%	[11]
C000050788 [Member] | iShares S And P 500 Value ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[11]
C000050788 [Member] | iShares Core S And P 500 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[11]
C000050788 [Member] | BlackRock Strategic Income Opportunities Portfolio Class K [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[11]
C000050788 [Member] | iShares U S Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[11]
C000050788 [Member] | iShares Securitized Income Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[11]
C000050788 [Member] | iShares Flexible Income Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[11]
C000050788 [Member] | iShares Systematic Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[11]
C000050788 [Member] | iShares Core International Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[11]
C000050788 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
C000050788 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000050788 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	77.50%
C000166012 [Member] | iShares 10 20 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[12]
C000166012 [Member] | BlackRock Total Return Fund Class K [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%	[12]
C000166012 [Member] | iShares S And P 500 Value ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[12]
C000166012 [Member] | iShares Core S And P 500 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[12]
C000166012 [Member] | BlackRock Strategic Income Opportunities Portfolio Class K [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[12]
C000166012 [Member] | iShares U S Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[12]
C000166012 [Member] | iShares Securitized Income Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[12]
C000166012 [Member] | iShares Flexible Income Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[12]
C000166012 [Member] | iShares Systematic Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[12]
C000166012 [Member] | iShares Core International Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[12]
C000166012 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
C000166012 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000166012 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	77.50%
C000050787 [Member] | iShares 10 20 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[13]
C000050787 [Member] | BlackRock Total Return Fund Class K [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%	[13]
C000050787 [Member] | iShares S And P 500 Value ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[13]
C000050787 [Member] | iShares Core S And P 500 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[13]
C000050787 [Member] | BlackRock Strategic Income Opportunities Portfolio Class K [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[13]
C000050787 [Member] | iShares U S Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[13]
C000050787 [Member] | iShares Securitized Income Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[13]
C000050787 [Member] | iShares Flexible Income Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[13]
C000050787 [Member] | iShares Systematic Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[13]
C000050787 [Member] | iShares Core International Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[13]
C000050787 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
C000050787 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000050787 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	77.50%
C000050786 [Member] | iShares 10 20 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[14]
C000050786 [Member] | BlackRock Total Return Fund Class K [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%	[14]
C000050786 [Member] | iShares S And P 500 Value ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[14]
C000050786 [Member] | iShares Core S And P 500 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[14]
C000050786 [Member] | BlackRock Strategic Income Opportunities Portfolio Class K [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[14]
C000050786 [Member] | iShares U S Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[14]
C000050786 [Member] | iShares Securitized Income Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[14]
C000050786 [Member] | iShares Flexible Income Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[14]
C000050786 [Member] | iShares Systematic Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[14]
C000050786 [Member] | iShares Core International Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[14]
C000050786 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
C000050786 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000050786 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	77.50%
C000050785 [Member] | iShares 10 20 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[15]
C000050785 [Member] | BlackRock Total Return Fund Class K [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%	[15]
C000050785 [Member] | iShares S And P 500 Value ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[15]
C000050785 [Member] | iShares Core S And P 500 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[15]
C000050785 [Member] | BlackRock Strategic Income Opportunities Portfolio Class K [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[15]
C000050785 [Member] | iShares U S Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[15]
C000050785 [Member] | iShares Securitized Income Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[15]
C000050785 [Member] | iShares Flexible Income Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[15]
C000050785 [Member] | iShares Systematic Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[15]
C000050785 [Member] | iShares Core International Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[15]
C000050785 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
C000050785 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000050785 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	77.50%
C000050829 [Member] | iShares 10 20 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[16]
C000050829 [Member] | BlackRock Total Return Fund Class K [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[16]
C000050829 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[16]
C000050829 [Member] | iShares S And P 500 Growth ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[16]
C000050829 [Member] | iShares U S Equity Factor Rotation Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[16]
C000050829 [Member] | iShares S And P 500 Value ETF [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[16]
C000050829 [Member] | iShares Core S And P 500 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[16]
C000050829 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[16]
C000050829 [Member] | BlackRock Strategic Income Opportunities Portfolio Class K [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[16]
C000050829 [Member] | iShares Securitized Income Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[16]
C000050829 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Total Investments	61.90%
C000050829 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000050829 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	35.40%
C000050830 [Member] | iShares 10 20 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[17]
C000050830 [Member] | BlackRock Total Return Fund Class K [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[17]
C000050830 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[17]
C000050830 [Member] | iShares S And P 500 Growth ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[17]
C000050830 [Member] | iShares U S Equity Factor Rotation Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[17]
C000050830 [Member] | iShares S And P 500 Value ETF [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[17]
C000050830 [Member] | iShares Core S And P 500 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[17]
C000050830 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[17]
C000050830 [Member] | BlackRock Strategic Income Opportunities Portfolio Class K [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[17]
C000050830 [Member] | iShares Securitized Income Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[17]
C000050830 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Total Investments	61.90%
C000050830 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000050830 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	35.40%
C000050831 [Member] | iShares 10 20 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[18]
C000050831 [Member] | BlackRock Total Return Fund Class K [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[18]
C000050831 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[18]
C000050831 [Member] | iShares S And P 500 Growth ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[18]
C000050831 [Member] | iShares U S Equity Factor Rotation Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[18]
C000050831 [Member] | iShares S And P 500 Value ETF [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[18]
C000050831 [Member] | iShares Core S And P 500 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[18]
C000050831 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[18]
C000050831 [Member] | BlackRock Strategic Income Opportunities Portfolio Class K [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[18]
C000050831 [Member] | iShares Securitized Income Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[18]
C000050831 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Total Investments	61.90%
C000050831 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000050831 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	35.40%
C000166013 [Member] | iShares 10 20 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[19]
C000166013 [Member] | BlackRock Total Return Fund Class K [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[19]
C000166013 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[19]
C000166013 [Member] | iShares S And P 500 Growth ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[19]
C000166013 [Member] | iShares U S Equity Factor Rotation Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[19]
C000166013 [Member] | iShares S And P 500 Value ETF [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[19]
C000166013 [Member] | iShares Core S And P 500 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[19]
C000166013 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[19]
C000166013 [Member] | BlackRock Strategic Income Opportunities Portfolio Class K [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[19]
C000166013 [Member] | iShares Securitized Income Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[19]
C000166013 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Total Investments	61.90%
C000166013 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000166013 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	35.40%
C000050832 [Member] | iShares 10 20 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[20]
C000050832 [Member] | BlackRock Total Return Fund Class K [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[20]
C000050832 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[20]
C000050832 [Member] | iShares S And P 500 Growth ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[20]
C000050832 [Member] | iShares U S Equity Factor Rotation Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[20]
C000050832 [Member] | iShares S And P 500 Value ETF [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[20]
C000050832 [Member] | iShares Core S And P 500 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[20]
C000050832 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[20]
C000050832 [Member] | BlackRock Strategic Income Opportunities Portfolio Class K [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[20]
C000050832 [Member] | iShares Securitized Income Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[20]
C000050832 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Total Investments	61.90%
C000050832 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000050832 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	35.40%

[1]	Excludes short-term securities.
[2]	Excludes short-term securities.
[3]	Excludes short-term securities.
[4]	Excludes short-term securities.
[5]	Excludes short-term securities.
[6]	Excludes short-term securities.
[7]	Excludes short-term securities.
[8]	Excludes short-term securities.
[9]	Excludes short-term securities.
[10]	Excludes short-term securities.
[11]	Excludes short-term securities.
[12]	Excludes short-term securities.
[13]	Excludes short-term securities.
[14]	Excludes short-term securities.
[15]	Excludes short-term securities.
[16]	Excludes short-term securities.
[17]	Excludes short-term securities.
[18]	Excludes short-term securities.
[19]	Excludes short-term securities.
[20]	Excludes short-term securities.